UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 53.9%
	BASIC MATERIALS – 2.5%
$1,224,000	Horsehead Holding Corp. 3.800%, 7/1/20171, 2	$1,311,975
861,000	Kaiser Aluminum Corp. 4.500%, 4/1/20151, 2	1,170,422
2,821,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20141, 2	2,755,764
1,915,000	Stillwater Mining Co. 1.750%, 10/15/20321, 2, 3	1,973,647
		7,211,808

	COMMUNICATIONS – 8.6%
1,680,000	Blucora, Inc. 4.250%, 4/1/20191, 2, 3, 4	1,884,750
1,116,000	Ciena Corp. 4.000%, 12/15/20201, 2	1,461,262
1,348,000	Equinix, Inc. 3.000%, 10/15/20141	2,273,065
1,495,000	SBA Communications Corp. 4.000%, 10/1/20141	3,672,094
1,519,000	TIBCO Software, Inc. 2.250%, 5/1/20321, 2, 3	1,483,873
3,596,000	VeriSign, Inc. 3.250%, 8/15/20371	5,077,102
1,507,000	Virgin Media, Inc. 6.500%, 11/15/20161	4,010,504
2,195,000	WebMD Health Corp. 2.500%, 1/31/20181	2,041,350
1,607,000	XM Satellite Radio, Inc. 7.000%, 12/1/20141, 4	3,063,344
		24,967,344

	CONSUMER, CYCLICAL – 9.3%
1,536,000	Callaway Golf Co. 3.750%, 8/15/20191, 2, 3, 4	1,652,160
1,629,000	DR Horton, Inc. 2.000%, 5/15/20141	2,707,194
1,239,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161, 2	1,359,803
477,000	JetBlue Airways Corp. 6.750%, 10/15/20391, 3	666,608
1,261,000	KB Home 1.375%, 2/1/20191, 2, 3	1,314,593

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$2,411,000	Lennar Corp. 2.750%, 12/15/20201, 3, 4	$4,133,358
1,356,000	Meritor, Inc. 7.875%, 3/1/20261, 2, 3, 4	1,655,168
2,078,000	MGM Resorts International 4.250%, 4/15/20151, 2	2,331,256
1,591,000	Ryland Group, Inc. 1.625%, 5/15/20181, 2	2,309,933
1,775,000	Standard Pacific Corp. 1.250%, 8/1/20321, 2, 3	2,273,109
692,000	Titan Machinery, Inc. 3.750%, 5/1/20191, 2	650,480
1,417,000	Toll Brothers Finance Corp. 0.500%, 9/15/20321, 2, 3, 4	1,447,111
1,724,000	WESCO International, Inc. 6.000%, 9/15/20291, 3	4,247,505
		26,748,278

	CONSUMER, NON-CYCLICAL – 7.5%
333,000	CBIZ, Inc. 4.875%, 10/1/20151, 2, 4	369,422
1,451,000	Chiquita Brands International, Inc. 4.250%, 8/15/20161	1,393,867
755,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20171	1,324,553
1,657,000	Endo Health Solutions, Inc. 1.750%, 4/15/20151, 2	2,219,344
705,000	Exelixis, Inc. 4.250%, 8/15/20191, 2	685,613
1,424,000	Illumina, Inc. 0.250%, 3/15/20161, 4	1,543,260
945,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20191, 4	1,655,522
1,345,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20271, 3	1,364,334
1,550,000	Medicines Co. 1.375%, 6/1/20171, 4	1,956,875
1,086,000	Omnicare, Inc. 3.750%, 12/15/20251	2,014,530
1,182,000	PHH Corp. 6.000%, 6/15/20171	2,127,600
1,511,000	Theravance, Inc. 2.125%, 1/15/20231, 2	2,336,384

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$1,476,000	Volcano Corp. 1.750%, 12/1/20171, 2	$1,354,230
1,204,000	Wright Medical Group, Inc. 2.000%, 8/15/20171, 2, 4	1,463,612
		21,809,146

	ENERGY – 3.1%
554,000	Cobalt International Energy, Inc. 2.625%, 12/1/20191, 2	588,279
1,378,000	Goodrich Petroleum Corp. 5.000%, 10/1/20291, 2, 3	1,374,555
1,051,000	Newpark Resources, Inc. 4.000%, 10/1/20171	1,341,338
2,810,000	Stone Energy Corp. 1.750%, 3/1/20171, 2	2,613,300
1,088,000	Western Refining, Inc. 5.750%, 6/15/20141	3,164,720
		9,082,192

	FINANCIAL – 9.7%
1,031,000	Air Lease Corp. 3.875%, 12/1/20181, 2, 4	1,279,084
1,028,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20291, 2, 3, 4	1,737,320
2,832,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20211, 2	3,971,880
1,589,000	DFC Global Corp. 3.250%, 4/15/20171, 2, 4	1,568,144
	Encore Capital Group, Inc.
1,290,000	3.000%, 11/27/20171, 2, 4	1,562,513
589,000	3.000%, 7/1/20201, 4	567,737
1,220,000	Forest City Enterprises, Inc. 4.250%, 8/15/20181, 2, 3	1,370,213
1,353,000	Forestar Group, Inc. 3.750%, 3/1/20201, 2	1,527,199
795,000	iStar Financial, Inc. 3.000%, 11/15/20161, 2	945,056
1,160,000	Jefferies Group LLC 3.875%, 11/1/20291, 3	1,240,475
1,482,000	Knight Capital Group, Inc. 3.500%, 3/15/20151, 2	1,488,484
1,245,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20201, 2, 4	1,425,525

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$1,079,000	MGIC Investment Corp. 9.000%, 4/1/20631, 3, 4	$1,139,019
1,008,000	National Financial Partners Corp. 4.000%, 6/15/20171, 2	2,062,620
2,024,000	Radian Group, Inc. 2.250%, 3/1/20191, 2	2,591,985
3,449,000	Walter Investment Management Corp. 4.500%, 11/1/20191, 2	3,472,712
		27,949,966

	INDUSTRIAL – 4.8%
3,074,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20181	3,794,469
1,909,000	Covanta Holding Corp. 3.250%, 6/1/20141, 2	2,467,382
3,684,000	General Cable Corp. 4.500%, 11/15/20291, 2, 5	4,075,425
803,000	Greenbrier Cos., Inc. 3.500%, 4/1/20181, 2	829,098
890,000	RTI International Metals, Inc. 1.625%, 10/15/20191, 2	842,162
1,512,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20421, 4	1,928,745
		13,937,281

	TECHNOLOGY – 7.1%
402,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20201, 2, 4	396,221
1,169,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20171, 2	1,281,516
1,167,000	Cadence Design Systems, Inc. 2.625%, 6/1/20151, 2	2,269,815
2,078,000	Electronic Arts, Inc. 0.750%, 7/15/20161, 2	2,174,108
3,727,000	Microchip Technology, Inc. 2.125%, 12/15/20371	5,425,115
1,975,000	Micron Technology, Inc. 1.500%, 8/1/20311, 2, 3	3,041,500
2,904,000	Novellus Systems, Inc. 2.625%, 5/15/20411, 2	4,107,345
1,249,000	Take-Two Interactive Software, Inc. 4.375%, 6/1/20141	1,772,799
		20,468,419

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 1.3%
$79,476	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 3, 5	$3,785,045

	TOTAL CORPORATE BONDS (Cost $132,597,365)	155,959,479

Number of Shares		Value

	PREFERRED STOCKS – 22.7%
	BASIC MATERIALS – 0.6%
98,912	ArcelorMittal (Luxembourg) 6.000%, 1/15/20161	1,879,328

	COMMUNICATIONS – 1.9%
3,150	Interpublic Group of Cos., Inc. 5.250%, 0/0/01, 3	4,024,913
12,958	Iridium Communications, Inc. 7.000%, 0/0/01, 4	1,366,259
		5,391,172

	CONSUMER, CYCLICAL – 1.2%
51,861	Continental Airlines Finance Trust II 6.000%, 11/15/20301, 3	2,309,432
23,003	Goodyear Tire & Rubber Co. 5.875%, 4/1/20141	1,141,524
		3,450,956

	CONSUMER, NON-CYCLICAL – 4.8%
8,558	Alere, Inc. 3.000%, 0/0/01	1,949,085
27,948	Bunge Ltd. (Bermuda) 4.875%, 0/0/01	2,822,748
3,088	HealthSouth Corp. 6.500%, 12/31/20491	3,640,752
38,934	Omnicare Capital Trust II 4.000%, 6/15/20331, 3	2,295,891
2,394	Post Holdings, Inc. 3.750%, 0/0/01, 4	269,038
2,350	Universal Corp. 6.750%, 0/0/01, 3	3,014,462
		13,991,976

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY – 3.6%
3,299	Chesapeake Energy Corp. 5.750%, 0/0/01, 4	$3,391,784
11,223	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 0/0/01	2,981,109
14,825	Penn Virginia Corp. 6.000%, 0/0/01	1,400,963
	Sanchez Energy Corp.
37,074	4.875%, 12/31/20491, 4	2,145,658
6,813	6.500%, 12/31/20491, 4	404,897
		10,324,411

	FINANCIAL – 10.6%
108,608	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20131, 4	1,525,736
148,617	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20491	3,826,888
85,516	AMG Capital Trust II 5.150%, 10/15/20371	4,633,898
2,196	Bank of America Corp. 7.250%, 0/0/01	2,446,344
71,972	Health Care REIT, Inc. 6.500%, 0/0/01	4,401,534
1,218	Huntington Bancshares, Inc. 8.500%, 12/31/20491	1,492,355
34,485	iStar Financial, Inc. 4.500%, 0/0/01, 3	1,844,947
29,256	KeyCorp 7.750%, 0/0/01	3,649,686
38,295	MetLife, Inc. 5.000%, 10/8/20141	2,098,183
1,395	OFG Bancorp (Puerto Rico) 8.750%, 0/0/01, 4	2,391,902
2,365	Wintrust Financial Corp. 5.000%, 12/31/20491	2,528,185
		30,839,658

	TOTAL PREFERRED STOCKS (Cost $55,904,269)	65,877,501

	TOTAL INVESTMENTS – 76.6% (Cost $188,501,634)	221,836,980

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	Other Assets in Excess of Liabilities – 23.4%	67,692,641

	TOTAL NET ASSETS – 100.0%	$289,529,621

	SECURITIES SOLD SHORT – (45.5)%
	COMMON STOCKS – (45.5)%
	BASIC MATERIALS – (1.4)%
(111,703)	ArcelorMittal (Luxembourg)	$(1,251,074)
(53,853)	Horsehead Holding Corp.*	(689,857)
(14,293)	Kaiser Aluminum Corp.	(885,308)
(15,441)	Sterlite Industries India Ltd. - ADR (India)	(90,175)
(119,709)	Stillwater Mining Co.*	(1,285,675)
		(4,202,089)

	COMMUNICATIONS – (7.6)%
(50,424)	Blucora, Inc.*	(934,861)
(37,053)	Ciena Corp.*	(719,569)
(14,019)	Equinix, Inc.*	(2,589,590)
(126,266)	Interpublic Group of Cos., Inc.	(1,837,170)
(104,787)	Iridium Communications, Inc.*	(813,147)
(15,103)	Liberty Global PLC (United Kingdom)*	(1,025,343)
(20,233)	Liberty Global PLC - Class A (United Kingdom)*	(1,498,861)
(47,742)	SBA Communications Corp. - Class A*	(3,538,637)
(872,625)	Sirius XM Radio, Inc.	(2,923,294)
(7,535)	TIBCO Software, Inc.*	(161,249)
(5,212)	Time Warner Cable, Inc.	(586,246)
(20,768)	Time Warner, Inc.	(1,200,806)
(89,222)	VeriSign, Inc.*	(3,984,654)
(10,053)	WebMD Health Corp.*	(295,256)
		(22,108,683)

	CONSUMER, CYCLICAL – (6.2)%
(129,111)	Callaway Golf Co.	(849,550)
(106,859)	DR Horton, Inc.	(2,273,960)
(56,857)	Goodyear Tire & Rubber Co.*	(869,344)
(78,577)	Hawaiian Holdings, Inc.*	(480,105)
(73,933)	JetBlue Airways Corp.*	(465,778)
(27,860)	KB Home	(546,892)
(89,315)	Lennar Corp. - Class A	(3,218,913)
(62,152)	Meritor, Inc.*	(438,172)
(39,990)	MGM Resorts International*	(591,052)
(41,711)	Ryland Group, Inc.	(1,672,611)
(152,819)	Standard Pacific Corp.*	(1,272,982)
(5,934)	Titan Machinery, Inc.*	(116,484)
(13,765)	Toll Brothers, Inc.*	(449,152)
(22,650)	United Continental Holdings, Inc.*	(708,718)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(57,949)	WESCO International, Inc.*	$(3,938,214)
		(17,891,927)

	CONSUMER, NON-CYCLICAL – (7.5)%
(37,031)	Alere, Inc.*	(907,260)
(16,887)	Bunge Ltd.	(1,195,093)
(26,957)	CBIZ, Inc.*	(180,881)
(12,658)	Chiquita Brands International, Inc.*	(138,225)
(23,239)	Cubist Pharmaceuticals, Inc.*	(1,122,444)
(45,592)	Endo Health Solutions, Inc.*	(1,677,330)
(97,601)	Exelixis, Inc.*	(443,109)
(60,865)	HealthSouth Corp.*	(1,752,912)
(7,624)	Illumina, Inc.*	(570,580)
(46,587)	Isis Pharmaceuticals, Inc.*	(1,251,793)
(2,876)	Live Nation Entertainment, Inc.*	(44,578)
(41,629)	Medicines Co.*	(1,280,508)
(81,478)	Omnicare, Inc.	(3,887,315)
(79,562)	PHH Corp.*	(1,621,474)
(4,053)	Post Holdings, Inc.*	(176,954)
(48,923)	Theravance, Inc.*	(1,885,003)
(41,352)	Universal Corp.	(2,392,213)
(20,169)	Volcano Corp.*	(365,664)
(30,821)	Wright Medical Group, Inc.*	(807,818)
		(21,701,154)

	DIVERSIFIED – (0.1)%
(6,311)	Leucadia National Corp.	(165,474)

	ENERGY – (4.0)%
(88,447)	Chesapeake Energy Corp.	(1,802,550)
(10,895)	Cobalt International Energy, Inc.*	(289,480)
(83,324)	Energy XXI Bermuda Ltd. (Bermuda)	(1,848,126)
(1,980)	Goodrich Petroleum Corp.*	(25,344)
(65,751)	Newpark Resources, Inc.*	(722,604)
(214,483)	Penn Virginia Corp.	(1,008,070)
(86,806)	Sanchez Energy Corp.*	(1,993,066)
(29,704)	Stone Energy Corp.*	(654,379)
(112,212)	Western Refining, Inc.	(3,149,791)
		(11,493,410)

	FINANCIAL – (9.4)%
(10,730)	Affiliated Managers Group, Inc.*	(1,759,076)
(23,854)	Air Lease Corp.	(658,132)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(18,097)	Alexandria Real Estate Equities, Inc. - REIT	$(1,189,335)
(106,954)	American Equity Investment Life Holding Co.	(1,679,178)
(77,946)	Amtrust Financial Services, Inc.	(2,782,672)
(2,151)	Bank of America Corp.	(27,662)
(44,718)	DFC Global Corp.*	(617,556)
(37,186)	Encore Capital Group, Inc.*	(1,231,228)
(26,169)	Forest City Enterprises, Inc. - Class A*	(468,687)
(41,465)	Forestar Group, Inc.*	(831,788)
(41,764)	Health Care REIT, Inc. - REIT	(2,799,441)
(8,121)	Huntington Bancshares, Inc.	(63,993)
(162,829)	iStar Financial, Inc. - REIT*	(1,838,339)
(44,676)	KeyCorp	(493,223)
(14,289)	Knight Capital Group, Inc. - Class A*	(51,298)
(97,607)	Meadowbrook Insurance Group, Inc.	(783,784)
(31,983)	MetLife, Inc.	(1,463,542)
(17,580)	MGIC Investment Corp.*	(106,711)
(66,782)	National Financial Partners Corp.*	(1,690,252)
(100,755)	OFG Bancorp (Puerto Rico)	(1,824,673)
(150,139)	Radian Group, Inc.	(1,744,615)
(37,406)	Walter Investment Management Corp.*	(1,264,697)
(47,900)	Wintrust Financial Corp.	(1,833,612)
		(27,203,494)

	INDUSTRIAL – (3.8)%
(257,256)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(2,721,763)
(113,355)	Covanta Holding Corp.	(2,269,367)
(85,657)	General Cable Corp.	(2,633,953)
(8,438)	Greenbrier Cos., Inc.*	(205,634)
(13,101)	RTI International Metals, Inc.*	(363,029)
(83,931)	Swift Transportation Co.*	(1,388,219)
(115,596)	Vishay Intertechnology, Inc.*	(1,605,628)
		(11,187,593)

	TECHNOLOGY – (5.5)%
(14,874)	Allscripts Healthcare Solutions, Inc.*	(192,470)
(25,662)	Bottomline Technologies de, Inc.*	(648,992)
(154,622)	Cadence Design Systems, Inc.*	(2,238,927)
(26,031)	Electronic Arts, Inc.*	(597,932)
(73,309)	Lam Research Corp.*	(3,250,521)
(124,546)	Microchip Technology, Inc.	(4,639,338)
(197,498)	Micron Technology, Inc.*	(2,830,146)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(99,416)	Take-Two Interactive Software, Inc.*	$(1,488,258)
		(15,886,584)

	TOTAL SECURITIES SOLD SHORT (Proceeds $111,196,461)	$(131,840,408)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Convertible security.
2	All or a portion of this security is segregated as collateral for securities sold short.
3	Callable.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Variable, floating or step rate security.

 See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2013 (Unaudited)

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At June 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$188,761,105

Gross unrealized appreciation	$35,875,147
Gross unrealized depreciation	(2,799,272)

Net unrealized appreciation on investments	$33,075,875

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$155,959,479	$-	$155,959,479
Preferred Stocks
Basic Materials	-	1,879,328	-	1,879,328
Communications	-	5,391,172	-	5,391,172
Consumer, Cyclical	-	3,450,956	-	3,450,956
Consumer, Non-cyclical	-	13,991,976	-	13,991,976
Energy	-	10,324,411	-	10,324,411
Financial	2,098,183	28,741,475	-	30,839,658
Total Assets	$2,098,183	$219,738,797	$-	$221,836,980

Liabilities
Securities Sold Short
Common Stock*	$(131,840,408)	$-	$-	$(131,840,408)
Total Liabilities	$(131,840,408)	$-	$-	$(131,840,408)

*
All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities.  For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	8/29/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/29/13